Subsequent Events	12 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

The Company performed an evaluation of subsequent events through January 19, 2023, which was the date of the issuance of the CFS, and determined that no events that would have required adjustment or disclosure in the CFS.